CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating and formation costs	$ 235,580	$ 119,300	$ 907,406	$ 713,187
Loss from operations	(235,580)	(119,300)	(907,406)	(713,187)
Other (expense) income:
Forgiveness of debt	0	352,071	352,071	0
Change in fair value of warrant liability	(658,226)	0	(655,098)
Interest earned on marketable securities held in Trust Account	88	113,077	138,764	1,205,820
Other (expense) income, net	(658,138)	465,148	(164,263)	1,205,820
(Loss) income before income taxes	(893,718)	345,848	(1,071,669)	492,633
Provision for income taxes	0	(72,628)	(17,841)	(84,206)
Net (loss) income	$ (893,718)	$ 273,220	$ (1,089,510)	$ 408,427
Basic and diluted weighted average shares outstanding	2,688,242	2,844,414
Basic and diluted net (loss) income per share	$ (0.33)	$ 0.10
Common Stock Subject to Possible Redemption
Other (expense) income:
Basic and diluted weighted average shares outstanding			546,586	4,555,229
Basic and diluted net (loss) income per share			$ 0.00	$ 0.15
Non-redeemable Common Stock
Other (expense) income:
Basic and diluted weighted average shares outstanding			2,736,258	2,783,021
Basic and diluted net (loss) income per share			$ (0.40)	$ (0.11)